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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                      Registration No. 333-65118


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
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                            VARIABLE SEPARATE ACCOUNT

                               SUPPLEMENT TO THE:

                                 POLARIS CHOICE
                           VARIABLE ANNUITY PROSPECTUS
                             DATED OCTOBER 24, 2005
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Effective December 9, 2005, pursuant to an order granted by the U.S. Securities and Exchange Commission ("substitution order"), funds invested in the Nations International Value Portfolio ("NIV") of the Nations Separate Account Trust were substituted into the International Diversified Equities Portfolio ("IDE") of the SunAmerica Series Trust.

If funds in your contract were invested in the NIV on December 9, 2005, they were transferred into the IDE as part of the substitution order. You may transfer funds invested in the IDE as part of the substitution order to any other variable portfolio or fixed account available in your contract for a period of thirty (30) days from the date of this supplement, without charge and without that transfer being counted against any limit on free transfers.



Date: December 12, 2005


                Please keep this Supplement with your Prospectus



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